Debentures (Tables)	12 Months Ended
Dec. 31, 2022
Debentures
Schedule of breakdown of debentures

	Financial		Current		Non Current
Description	charges - % p,a,	Mature	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021
Debentures	CDI + 2.65 and 3.5	September 2028	84,187	—	516,533	—
			84,187	—	516,533	—

Schedule of payment schedule of installments for non-current liabilities

Year of maturity:	December 31,
2022
2023	—
2024	55,250
2025	117,750
2026	117,738
2027	117,756
2028	117,756
Total	526,250

Funding cost (long term)	(9,717)
516,533

(*)For the year of maturity, the Company considers the period from December 2022 to December 2023 as current, and so on for other years in the segregation of non-current.